INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 2,687
Cost at end of year	2,847	$ 2,687
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(645)	(579)
Amortization	(101)	(108)
Foreign currency translation	(36)	42
Cost at end of year	$ (782)	$ (645)